CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Millions		Total	Preferred stock	Common Stock		Additional Paid-in Capital		Additional Paid-in Capital Contingent convertible senior notes exchanged for shares of common stock	Additional Paid-in Capital Senior notes exchanged for shares of common stock	Additional Paid-in Capital Preferred stock, exchanged for shares of common stock	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Loss	Treasury Stock - Common	Parent	Noncontrolling Interest
Chesapeake stockholders’ equity, beginning of period at Dec. 31, 2016			$ 1,771	$ 0	[1]	$ 14,495	[1]				$ (13,625)	$ 0	$ (96)	$ (27)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exchange/conversions of 40,000, 0 and 236,048 shares of preferred stock for common stock			(100)
Common shares issued for WildHorse Merger	[1]			0		0
Exchange of senior notes and convertible notes	[1]			0
Stock-based compensation	[1]					54
Convertible notes exchanged, value	[1]							$ 0	$ 0
Exchange of preferred stock for 51,839, 0, and 49,829 shares of common stock	[1]									$ 100
Equity component of contingent convertible notes repurchased	[1]					(20)
Dividends on preferred stock	[1]					(183)
Net income (loss) attributable to Chesapeake		$ (505)									(505)
Reclassification of losses on settled derivative instruments, net of income tax expense of $0, $0 and $0		34											39
Purchase of 14,391, 7,550, and 6,032 shares for company benefit plans														(7)
Release of 4,398, 2,519 and 932 shares from company benefit plans														3
Chesapeake stockholders’ equity, end of period at Dec. 31, 2017			1,671	0	[1]	14,446	[1]				(14,130)	(8)	(57)	(31)	$ 1,899
Stockholders' equity attributable to noncontrolling interest, beginning of period at Dec. 31, 2016																$ 49
Increase (Decrease) in Stockholders' Equity [Roll Forward]
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS		(3)														3
Distributions to noncontrolling interest owners																(8)
Stockholders' equity attributable to noncontrolling interest, end of period at Dec. 31, 2017																44
Increase (Decrease) in Stockholders' Equity [Roll Forward]
TOTAL EQUITY		1,943
Exchange/conversions of 40,000, 0 and 236,048 shares of preferred stock for common stock			0
Common shares issued for WildHorse Merger	[1]			0		0
Exchange of senior notes and convertible notes	[1]			0
Stock-based compensation	[1]					33
Convertible notes exchanged, value	[1]							0	0
Exchange of preferred stock for 51,839, 0, and 49,829 shares of common stock	[1]									0
Equity component of contingent convertible notes repurchased	[1]					0
Dividends on preferred stock	[1]					(92)
Net income (loss) attributable to Chesapeake		226									226
Reclassification of losses on settled derivative instruments, net of income tax expense of $0, $0 and $0		34											34
Purchase of 14,391, 7,550, and 6,032 shares for company benefit plans														(4)
Release of 4,398, 2,519 and 932 shares from company benefit plans														4
Chesapeake stockholders’ equity, end of period at Dec. 31, 2018		2,092	1,671	0	[1]	14,387	[1]				(13,912)	$ 0	(23)	(31)	2,092
Increase (Decrease) in Stockholders' Equity [Roll Forward]
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS		(2)														2
Distributions to noncontrolling interest owners																(5)
Stockholders' equity attributable to noncontrolling interest, end of period at Dec. 31, 2018		41														41
Increase (Decrease) in Stockholders' Equity [Roll Forward]
TOTAL EQUITY		2,133
Exchange/conversions of 40,000, 0 and 236,048 shares of preferred stock for common stock			(40)
Common shares issued for WildHorse Merger	[1]			0		2,037
Exchange of senior notes and convertible notes	[1]			0
Stock-based compensation	[1]					27
Convertible notes exchanged, value	[1]							$ 135	$ 440
Exchange of preferred stock for 51,839, 0, and 49,829 shares of common stock	[1]									$ 40
Equity component of contingent convertible notes repurchased	[1]					(2)
Dividends on preferred stock	[1]					(91)
Net income (loss) attributable to Chesapeake		(308)									(308)
Hedging activity		35											35
Purchase of 14,391, 7,550, and 6,032 shares for company benefit plans														(7)
Release of 4,398, 2,519 and 932 shares from company benefit plans														6
Chesapeake stockholders’ equity, end of period at Dec. 31, 2019		4,364	$ 1,631	$ 0	[1]	$ 16,973	[1]				$ (14,220)		$ 12	$ (32)	$ 4,364
Increase (Decrease) in Stockholders' Equity [Roll Forward]
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS		0														0
Distributions to noncontrolling interest owners																(4)
Stockholders' equity attributable to noncontrolling interest, end of period at Dec. 31, 2019		37														$ 37
Increase (Decrease) in Stockholders' Equity [Roll Forward]
TOTAL EQUITY		$ 4,401

[1]	Amounts and shares have been retroactively adjusted to reflect a 1-for-200 (1:200) reverse stock split effective April 14, 2020. See Note 26 for additional information.